Revenue - Net Investments in Direct Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 849,115	$ 897,130
Residual Value of Leased Asset	291,098	291,098
Deferred Costs, Leasing, Net	304	329
Deferred Lease Income, after Accumulated Amortization	(579,080)	(613,394)
Direct financing leases (note 6)	561,437	575,163
Current portion of net investments in direct financing leases (note 6)	(13,365)	(12,635)
Net investments in direct financing leases (note 6)	548,072	562,528
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	15,900
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months		63,900
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	64,300	64,300
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	64,200	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	64,200	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	64,000	64,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	576,500	$ 576,500
Sales-type lease [Member]
Lessor, Lease, Description [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	7,100
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	$ 36,400